Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill [Abstract]
Movements in goodwill	The changes in 2024 and 2025 were:
Philips Group
Goodwill in millions of EUR

	2025	2024
Balance as of January 1
Cost	12,777	12,133
Impairments	(2,394)	(2,256)
Book value	10,383	9,876

Divestments and transfers to assets classified as held for sale	(53)	(22)
Translation differences and other	(1,058)	528
Total change	(1,112)	507
Balance as of December 31
Cost	11,367	12,777
Impairments	(2,096)	(2,394)
Book value	9,271	10,383

Goodwill by business	Goodwill allocated to the Businesses (groups of cash-generating units) as of December 31, 2025, is presented in the accompanying table:
Philips Group
Goodwill by business in millions of EUR

	2025	2024
Monitoring	3,752	4,194
Image-Guided Therapy	2,888	3,216
Precision Diagnosis	1,289	1,440
Sleep & Respiratory Care	625	694
Personal Health	469	509
Enterprise Informatics	248	331
Book value	9,271	10,383

Key assumptions	The values assigned to the key assumptions used for the value-in-use calculations for 2025 and 2024 were:
Philips Group
Key assumptions 2025

	Compound sales growth rate
	Initial forecast period	Extrapolation period	Used to calculate terminal value	Pre-tax discount rates
Monitoring	5.6%	4.3%	2.5%	9.0%
Image-Guided Therapy	6.7%	4.6%	2.5%	9.8%
Precision Diagnosis	3.1%	3.8%	2.5%	10.4%
Sleep & Respiratory Care	10.8%	7.3%	2.5%	11.8%
Personal Health	5.5%	4.2%	2.5%	9.9%
Enterprise Informatics	3.9%	3.1%	2.5%	9.6%
Philips Group
Key assumptions 2024

	compound sales growth rate
	initial forecast period	extrapolation period	used to calculate terminal value	pre-tax discount rates
Monitoring	5.3%	4.7%	2.5%	9.1%
Image-Guided Therapy	6.3%	5.0%	2.5%	9.7%
Precision Diagnosis	2.4%	3.6%	2.5%	9.9%
Sleep & Respiratory Care	10.1%	7.3%	2.5%	10.3%
Personal Health	5.1%	4.2%	2.5%	9.9%
Enterprise Informatics	4.4%	5.4%	2.5%	8.9%